Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities, Unclassified [Abstract]
Summary of other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2013	2012
Membership Rewards liability	$6,151	$5,832
Employee-related liabilities(a)	2,227	2,224
Rebate and reward accruals(b)	2,210	2,079
Deferred card and other fees, net	1,314	1,286
Book overdraft balances	442	532
Other(c)	4,566	5,604
Total	$16,910	$17,557

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, advertising and promotion, restructuring and reengineering reserves and derivatives.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 was as follows:

(Millions)	2013	2012
Deferred card and other fees(a)	$1,609	$1,566
Deferred direct acquisition costs	(164)	(154)
Reserves for membership cancellations	(131)	(126)
Deferred card and other fees, net	$1,314	$1,286

  Includes deferred fees for Membership Rewards program participants.